Significant Accounting Policies (Details Narrative) (10-K) - USD ($)		9 Months Ended		12 Months Ended
	Jan. 02, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Decrease in stockholders equity	$ 1,042,000
Increase in deferred revenue	$ 1,042,000	$ (191,018)	$ (22,130)	$ (42,840)
Franchise income				$ 83,000
Intangible assets estimated useful lives				10 years
Accrued interest penalties
Advertising expenses				400,000	500,000
Amortization of debt discount		$ 26,087	$ 893,873	1,195,918	788,187
Uninsured cash balance				97,000	$ 202,000
Increase in lease assets and liabilities				16,000,000
Maximum [Member]
Cash insured amount				250,000
Increase in lease assets and liabilities				$ 17,000,000